Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accounts Receivable	$ 11,437,581	$ 8,249,457
Allowance for doubtful accounts	(3,441,650)	(2,981,705)
Accounts Receivable - Net	7,995,931	5,267,752
Accounts Receivable-related parties	9,787,645	4,872,743
Allowance for doubtful accounts	(242,192)
Accounts Receivable-related parties- Net	9,545,453	4,872,743
Non-current Accounts Receivable	$ 1,078,777